UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 92.87%
Banking – 21.84%
Ally Financial 8.00% 11/1/31	1,840,000	$2,212,600
Bank of America
3.50% 4/19/26	3,600,000	3,646,202
4.45% 3/3/26	9,485,000	9,834,171
Bank of New York Mellon
2.50% 4/15/21	4,825,000	4,947,927
2.80% 5/4/26	1,960,000	1,976,911
Barclays 4.375% 1/12/26	4,905,000	4,959,333
Branch Banking & Trust 3.625% 9/16/25	11,125,000	11,683,720
Citizens Financial Group 4.30% 12/3/25	6,955,000	7,189,975
Compass Bank 3.875% 4/10/25	7,970,000	7,555,887
Cooperatieve Rabobank 4.375% 8/4/25	6,935,000	7,266,763
Credit Suisse Group Funding Guernsey
3.75% 3/26/25	2,370,000	2,318,064
144A 4.55% 4/17/26 #	9,960,000	10,189,130
Fifth Third Bancorp 2.875% 7/27/20	4,065,000	4,133,699
Fifth Third Bank 3.85% 3/15/26	9,115,000	9,411,338
Goldman Sachs Group 6.25% 9/1/17	9,315,000	9,888,776
HSBC USA 2.75% 8/7/20	4,480,000	4,562,660
Huntington Bancshares 3.15% 3/14/21	3,890,000	3,990,533
JPMorgan Chase
3.30% 4/1/26	690,000	699,572
4.25% 10/1/27	11,300,000	11,820,354
6.75% 8/29/49 ●	6,000,000	6,645,600
KeyBank
3.18% 5/22/22	5,495,000	5,612,401
3.30% 6/1/25	12,065,000	12,489,929
Lloyds Banking Group
144A 4.582% 12/10/25 #	3,095,000	3,109,082
4.65% 3/24/26	1,985,000	2,019,944
Morgan Stanley
3.875% 1/27/26	10,210,000	10,615,725
3.95% 4/23/27	8,925,000	8,931,631
PNC Bank
2.45% 11/5/20	8,185,000	8,340,179
2.60% 7/21/20	2,500,000	2,570,175
3.25% 6/1/25	2,300,000	2,386,636
Popular 7.00% 7/1/19	4,475,000	4,385,500
Royal Bank of Scotland Group
4.80% 4/5/26	4,540,000	4,637,338
8.00% 12/29/49 ●	1,100,000	1,057,031
Santander UK Group Holdings 3.125% 1/8/21	2,595,000	2,617,953

NQ-460 [4/16] 6/16 (16800)     1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
State Street
2.55% 8/18/20	3,695,000	$3,809,013
3.55% 8/18/25	5,310,000	5,714,128
SunTrust Banks 2.90% 3/3/21	5,985,000	6,095,333
SVB Financial Group 3.50% 1/29/25	655,000	656,220
Swedbank 144A 2.65% 3/10/21 #	4,735,000	4,836,973
Toronto-Dominion Bank
2.125% 4/7/21	2,810,000	2,820,116
2.50% 12/14/20	5,050,000	5,157,717
UBS 7.625% 8/17/22	7,555,000	8,708,754
UBS Group Funding Jersey
144A 3.00% 4/15/21 #	200,000	200,860
144A 4.125% 4/15/26 #	1,430,000	1,471,825
US Bancorp
2.35% 1/29/21	3,700,000	3,791,727
3.60% 9/11/24 @	6,730,000	7,107,755
USB Capital IX 3.50% 10/29/49 @●	3,207,000	2,429,303
Wells Fargo 2.50% 3/4/21	4,100,000	4,168,245
Zions Bancorporation 4.50% 6/13/23	4,100,000	4,153,485
		254,828,193
Basic Industry – 5.79%
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	1,400,000	1,400,000
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	2,705,000	2,833,487
CF Industries
5.375% 3/15/44	1,235,000	1,220,486
6.875% 5/1/18	7,285,000	7,941,750
Dow Chemical 8.55% 5/15/19	4,420,000	5,281,838
Eastman Chemical 4.65% 10/15/44	3,845,000	3,868,889
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,895,799
International Paper 5.15% 5/15/46	4,350,000	4,683,006
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,445,302
LYB International Finance 4.875% 3/15/44	5,835,000	6,116,988
Methanex 4.25% 12/1/24	2,775,000	2,386,769
Mexichem 144A 5.875% 9/17/44 #	3,595,000	3,275,944
NOVA Chemicals 144A 5.00% 5/1/25 #	3,860,000	3,792,450
PPG Industries 2.30% 11/15/19	3,370,000	3,414,433
Rio Tinto Finance USA 3.75% 6/15/25	5,900,000	6,059,135
		67,616,276
Brokerage – 1.24%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	4,059,226
Jefferies Group
5.125% 1/20/23	255,000	267,025

2     NQ-460 [4/16] 6/16 (16800)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
6.45% 6/8/27	5,627,000	$6,044,827
6.50% 1/20/43	1,575,000	1,474,600
Lazard Group
3.75% 2/13/25	1,075,000	1,014,032
6.85% 6/15/17	1,525,000	1,606,272
		14,465,982
Capital Goods – 1.31%
Cemex 144A 7.75% 4/16/26 #	2,880,000	3,074,400
Fortune Brands Home & Security 3.00% 6/15/20	2,865,000	2,916,375
Lockheed Martin 3.55% 1/15/26	2,320,000	2,492,067
Masco 3.50% 4/1/21	3,835,000	3,911,700
United Rentals North America 5.50% 7/15/25	2,855,000	2,849,901
		15,244,443
Communications – 12.64%
21st Century Fox America 4.95% 10/15/45	5,750,000	6,402,775
Altice Luxembourg 144A 7.75% 5/15/22 #	2,270,000	2,272,837
American Tower
2.80% 6/1/20	4,730,000	4,787,739
4.00% 6/1/25	9,130,000	9,571,655
AT&T
3.60% 2/17/23	9,650,000	10,084,067
5.65% 2/15/47	6,970,000	7,882,192
CCO Holdings
144A 5.50% 5/1/26 #	2,565,000	2,622,713
144A 5.875% 4/1/24 #	335,000	351,750
CCO Safari II 144A 4.908% 7/23/25 #	10,360,000	11,184,874
Comcast 3.15% 3/1/26	12,355,000	12,954,563
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,123,782
Digicel 144A 6.00% 4/15/21 #	2,100,000	1,932,000
Digicel Group 144A 8.25% 9/30/20 #	2,785,000	2,555,237
Grupo Televisa 5.00% 5/13/45	4,770,000	4,505,594
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,127,551
Historic TW 6.875% 6/15/18	5,285,000	5,854,300
Lamar Media 144A 5.75% 2/1/26 #	1,970,000	2,088,200
Level 3 Financing 144A 5.25% 3/15/26 #	3,505,000	3,566,338
Neptune Finco 144A 6.625% 10/15/25 #	2,125,000	2,289,688
Numericable-SFR 144A 6.00% 5/15/22 #	1,270,000	1,276,414
Omnicom Group 3.60% 4/15/26	5,220,000	5,445,901
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,918,005
144A 2.898% 10/15/19 #	3,005,000	3,015,100

NQ-460 [4/16] 6/16 (16800)     3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Sky 144A 3.75% 9/16/24 #	11,930,000	$12,382,040
Sprint Communications 144A 9.00% 11/15/18 #	2,935,000	3,114,769
Time Warner 4.85% 7/15/45	3,140,000	3,396,557
T-Mobile USA
6.00% 4/15/24	950,000	996,313
6.50% 1/15/26	1,885,000	2,005,169
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,636,000
Verizon Communications 4.862% 8/21/46	5,085,000	5,471,887
WPP Finance 2010 5.625% 11/15/43	3,446,000	3,721,332
		147,537,342
Consumer Cyclical – 7.09%
AutoZone 3.125% 4/21/26	950,000	960,631
BMW U.S. Capital 144A 2.80% 4/11/26 #	10,540,000	10,736,845
Boyd Gaming 144A 6.375% 4/1/26 #	2,100,000	2,157,750
CVS Health 3.875% 7/20/25	3,785,000	4,093,387
Ford Motor Credit
3.096% 5/4/23	3,975,000	3,975,000
3.336% 3/18/21	5,990,000	6,210,582
General Motors Financial
3.45% 4/10/22	1,500,000	1,507,499
5.25% 3/1/26	4,885,000	5,369,108
HD Supply 144A 5.75% 4/15/24 #	1,310,000	1,377,137
Home Depot 3.00% 4/1/26	5,610,000	5,874,085
Hyundai Capital America 144A 3.00% 3/18/21 #	5,860,000	6,040,189
Lowe’s
2.50% 4/15/26	3,765,000	3,733,054
3.375% 9/15/25	3,910,000	4,190,636
3.70% 4/15/46	3,975,000	3,945,633
MGP Escrow Issuer 144A 5.625% 5/1/24 #	917,000	958,265
O’Reilly Automotive 3.55% 3/15/26	2,900,000	3,026,399
Sally Holdings 5.625% 12/1/25	2,021,000	2,167,523
Signet UK Finance 4.70% 6/15/24	3,995,000	3,942,805
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23 @	3,984,000	4,007,633
3.75% 3/15/25 @	3,135,000	3,252,961
Target
2.50% 4/15/26	970,000	971,620
3.625% 4/15/46	4,220,000	4,207,707
		82,706,449
Consumer Non-Cyclical – 9.94%
Anheuser-Busch InBev Finance 3.65% 2/1/26	16,305,000	17,207,743
AstraZeneca 3.375% 11/16/25	7,950,000	8,294,060

4     NQ-460 [4/16] 6/16 (16800)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Biogen
4.05% 9/15/25	5,175,000	$5,574,577
5.20% 9/15/45	3,625,000	4,146,953
Campbell Soup 3.30% 3/19/25	5,670,000	5,914,904
Celgene
3.875% 8/15/25	4,345,000	4,586,304
5.00% 8/15/45	1,165,000	1,284,477
HCA 5.25% 6/15/26	800,000	833,000
HealthSouth 5.75% 11/1/24	2,405,000	2,495,188
JB y Cia 144A 3.75% 5/13/25 #	8,965,000	9,109,892
Johnson & Johnson 3.70% 3/1/46	820,000	873,287
PepsiCo
2.85% 2/24/26	4,770,000	4,918,867
4.45% 4/14/46	3,550,000	3,972,386
Perrigo Finance Unlimited 3.50% 12/15/21	5,730,000	5,846,754
Reynolds American
4.00% 6/12/22	7,260,000	7,905,596
4.45% 6/12/25	6,720,000	7,455,934
Sigma Alimentos 144A 4.125% 5/2/26 #	4,705,000	4,721,985
Sysco 3.30% 7/15/26	9,530,000	9,792,351
Tenet Healthcare 6.75% 6/15/23	2,700,000	2,676,375
Thermo Fisher Scientific 3.00% 4/15/23	8,275,000	8,399,638
		116,010,271
Electric – 8.75%
Ameren Illinois 9.75% 11/15/18	6,971,000	8,324,963
Appalachian Power
3.40% 6/1/25	10,655,000	10,946,595
4.45% 6/1/45	2,850,000	2,962,455
Calpine 5.50% 2/1/24	3,155,000	3,202,325
Cleveland Electric Illuminating 5.50% 8/15/24	8,160,000	9,461,202
CMS Energy 3.60% 11/15/25	3,855,000	4,049,361
ComEd Financing III 6.35% 3/15/33 @	7,500,000	7,916,033
Duke Energy 3.75% 4/15/24	6,675,000	7,126,731
Electricite de France 144A 5.25% 1/29/49 #●	6,100,000	5,902,665
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,769,531
Entergy 4.00% 7/15/22	3,000,000	3,201,543
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,787,167
Kansas City Power & Light 3.65% 8/15/25	10,115,000	10,603,777
NV Energy 6.25% 11/15/20	4,475,000	5,263,522
Pennsylvania Electric 5.20% 4/1/20	8,131,000	8,539,941
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,000,000	2,100,204
		102,158,015

NQ-460 [4/16] 6/16 (16800)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy – 5.09%
BP Capital Markets 3.119% 5/4/26	1,955,000	$1,977,682
Energy Transfer Partners 4.75% 1/15/26	5,190,000	5,044,810
EnLink Midstream Partners 2.70% 4/1/19	5,145,000	4,752,416
Enterprise Products Operating
3.95% 2/15/27	4,985,000	5,173,583
5.10% 2/15/45	1,625,000	1,715,647
7.034% 1/15/68 ●	856,000	879,540
Noble Energy
4.15% 12/15/21	3,440,000	3,514,696
5.05% 11/15/44	3,540,000	3,363,655
5.625% 5/1/21	1,520,000	1,563,671
Occidental Petroleum 3.40% 4/15/26	2,590,000	2,682,782
Petroleos Mexicanos
3.50% 7/23/20	925,000	908,350
5.50% 6/27/44	2,486,000	2,200,110
Petronas Global Sukuk 144A 2.707% 3/18/20 #	2,210,000	2,226,767
Regency Energy Partners 5.875% 3/1/22	3,991,000	4,083,232
Williams Partners 7.25% 2/1/17	8,087,000	8,337,082
Woodside Finance
144A 3.65% 3/5/25 #	2,055,000	1,944,579
144A 8.75% 3/1/19 #	7,800,000	8,981,349
		59,349,951
Finance Companies – 2.31%
AerCap Ireland Capital 4.625% 10/30/20	3,095,000	3,230,406
Aviation Capital Group
144A 2.875% 9/17/18 #	405,000	404,789
144A 4.875% 10/1/25 #	2,870,000	2,817,981
144A 6.75% 4/6/21 #	3,005,000	3,410,675
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	6,000,000	6,015,000
National Rural Utilities Cooperative Finance
5.25% 4/20/46 ●	1,790,000	1,800,334
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	9,115,000	9,231,070
		26,910,255
Insurance – 6.24%
American International Group 3.30% 3/1/21	2,775,000	2,863,972
Berkshire Hathaway
2.75% 3/15/23	1,495,000	1,543,396
3.125% 3/15/26	9,040,000	9,425,692
Chubb INA Holdings 3.35% 5/3/26	12,335,000	13,012,142
Highmark
144A 4.75% 5/15/21 #@	1,685,000	1,727,526
144A 6.125% 5/15/41 #@	920,000	933,450

6     NQ-460 [4/16] 6/16 (16800)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
MetLife 5.25% 12/29/49 ●	4,200,000	$4,100,040
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	2,953,800
Principal Life Global Funding II 144A 3.00% 4/18/26 #	3,110,000	3,119,538
Prudential Financial 5.375% 5/15/45 ●	3,370,000	3,429,818
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	3,570,000	3,644,452
144A 4.125% 11/1/24 #	9,450,000	9,780,041
Trinity Acquisition
3.50% 9/15/21	925,000	945,000
4.40% 3/15/26	1,360,000	1,389,985
Voya Financial 5.65% 5/15/53 ●	3,040,000	2,850,760
XLIT
4.45% 3/31/25	4,725,000	4,756,894
5.50% 3/31/45	4,445,000	4,362,105
6.50% 10/29/49 ●	2,822,000	1,982,455
		72,821,066
Natural Gas – 0.56%
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,584,340
		6,584,340
Real Estate Investment Trusts - 3.71%
CBL & Associates 4.60% 10/15/24	1,740,000	1,597,463
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,000,278
Crown Castle International
3.70% 6/15/26	350,000	356,110
4.45% 2/15/26	3,945,000	4,245,893
CubeSmart 4.00% 11/15/25	4,690,000	4,832,942
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,184,787
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,043,137
GEO Group 6.00% 4/15/26	2,070,000	2,125,890
Host Hotels & Resorts
3.75% 10/15/23	8,645,000	8,570,489
4.50% 2/1/26	2,250,000	2,330,147
Kimco Realty 3.40% 11/1/22	875,000	897,012
Simon Property Group 3.30% 1/15/26	1,840,000	1,937,367
WP Carey 4.60% 4/1/24	3,120,000	3,159,387
		43,280,902
Technology – 3.13%
Apple 3.25% 2/23/26	12,540,000	13,135,086
Fidelity National Information Services 5.00% 10/15/25	3,515,000	3,888,149
First Data 144A 7.00% 12/1/23 #	3,160,000	3,258,750
National Semiconductor 6.60% 6/15/17	6,644,000	7,051,257

NQ-460 [4/16] 6/16 (16800)     7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Oracle
3.25% 5/15/30	1,595,000	$1,641,250
4.125% 5/15/45	5,510,000	5,718,691
Total System Services
3.80% 4/1/21	960,000	997,629
4.80% 4/1/26	810,000	848,852
		36,539,664
Transportation – 3.23%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	2,544,592	2,585,941
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	1,849,618	1,886,611
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	3,198,984	3,238,971
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,415,000	1,464,525
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	645,000	666,833
Avis Budget Car Rental 144A 5.25% 3/15/25 #	3,500,000	3,224,375
Burlington Northern Santa Fe 4.70% 9/1/45	8,005,000	9,152,941
Hertz 6.75% 4/15/19	2,895,000	2,953,059
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,400,000	4,451,951
144A 3.375% 2/1/22 #	2,690,000	2,709,123
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	1,470,657	1,544,190
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	3,771,959	3,870,973
		37,749,493
Total Corporate Bonds (cost $1,063,678,972)		1,083,802,642

Municipal Bonds – 1.75%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	770,000	910,063
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	3,185,000	3,788,303
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,829,466
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	2,810,000	3,250,158

8     NQ-460 [4/16] 6/16 (16800)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New York City Water & Sewer System
Second Generation Resolution 5.00% 6/15/46	1,315,000	$1,557,026
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	1,350,000	1,604,867
Texas Water Development Board
Series A 5.00% 10/15/45	1,210,000	1,453,295
Total Municipal Bonds (cost $17,720,591)		20,393,178

Senior Secured Loans – 1.42%«
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	2,892,695	2,906,557
Gardner Denver 1st Lien 4.25% 7/30/20	2,099,007	1,967,165
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,983,753	2,899,835
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 6/15/18	2,967,191	2,940,302
Rite Aid 2nd Lien 5.75% 8/21/20	2,849,000	2,863,245
Solera Tranche B 1st Lien 5.75% 3/3/23	2,960,000	2,979,557
Total Senior Secured Loans (cost $16,497,126)		16,556,661

	Number of shares
Preferred Stock – 3.28%
Ally Financial 8.50% ●	33,359	833,308
Bank of America 6.50% ●	5,065,000	5,337,244
DTE Energy 5.25%	240,000	6,218,400
Entergy Arkansas 4.90%	285,000	7,321,650
General Electric 5.00% ●	9,227,000	9,596,080
GMAC Capital Trust I 6.402% ●	50,000	1,253,500
PNC Preferred Funding Trust II 144A 144A 1.856% #●	8,600,000	7,417,500
USB Realty 144A 144A 1.775% #@●	400,000	326,752
Total Preferred Stock (cost $37,699,792)		38,304,434

	Principal amount°
Short-Term Investments – 0.59%
Repurchase Agreements – 0.59%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $1,629,662 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market value $1,662,223)	1,629,630	1,629,630
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $2,716,111 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $2,770,371)	2,716,050	2,716,050

NQ-460 [4/16] 6/16 (16800)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $2,564,380 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $2,615,607)	2,564,320	$2,564,320
		6,910,000
Total Short-Term Investments (cost $6,910,000)		6,910,000

Total Value of Securities – 99.91%
(cost $1,142,506,481)		1,165,966,915
Receivables and Other Assets Net of Liabilities – 0.09%★		999,176
Net Assets Applicable to 202,392,236 Shares Outstanding – 100.00%		$1,166,966,091

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $241,754,100, which represents 20.72% of the Fund’s net assets.

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $30,601,248, which represents 2.62% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $228,000 cash collateral held for futures contracts as of April 30, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.

The following futures contracts and swap contract were outstanding at April 30, 2016:

Futures Contracts

		Notional			Unrealized
		Cost	Notional Value	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)		Date	(Depreciation)
(86)	U.S. Treasury 10 yr Notes	$(11,135,413)	$(11,185,375)	6/22/16	$(49,962)
83	U.S. Treasury Long Bonds	13,829,422	13,554,937	6/22/16	(274,485)
		$2,694,009			$(324,447)

10     NQ-460 [4/16] 6/16 (16800)

(Unaudited)

Swap Contract
CDS Contract1

	Swap		Annual		Upfront	Unrealized
	Referenced		Protection	Termination	Payment	Appreciation
Counterparty	Obligation	Notional Value	Payments	Date	Paid	(Depreciation)[2]
Protection
Purchased:
Halliburton 5 yr
MSC	8.75% 2/15/21	$5,900,000	1.00%	12/20/20	$126,791	$(141,608)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2 Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(6,719).

Summary of abbreviations:
CDS – Credit Default Swap
MSC – Morgan Stanley Capital
yr – Year

NQ-460 [4/16] 6/16 (16800)     11

Notes
Delaware Corporate Bond Fund	April 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,142,506,481
Aggregate unrealized appreciation of investments	$35,667,948
Aggregate unrealized depreciation of investments	(12,207,514)
Net unrealized appreciation of investments	$23,460,434

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

12     NQ-460 [4/16] 6/16 (16800)

(Unaudited)

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$1,083,802,642	$1,083,802,642
Municipal Bonds	—	20,393,178	20,393,178
Senior Secured Loans	—	16,556,661	16,556,661
Preferred Stock[1]	15,626,858	22,677,576	38,304,434
Short-Term Investments	—	6,910,000	6,910,000
Total Value of Securities	$15,626,858	$1,150,340,057	$1,165,966,915

Futures Contracts	$(324,447)	$—	$(324,447)
Swap Contracts	$—	$(141,608)	$(141,608)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

NQ-460 [4/16] 6/16 (16800)     13

(Unaudited)

	Level 1	Level 2	Total
Preferred Stock	40.80%	59.20%	100.00%

During the period ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

14     NQ-460 [4/16] 6/16 (16800)

Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 82.27%
Banking – 10.95%
Ally Financial 8.00% 11/1/31	595,000	$715,488
Bank of America
4.45% 3/3/26	6,695,000	6,941,463
5.00% 1/21/44	3,735,000	4,179,469
Branch Banking & Trust 3.625% 9/16/25	5,745,000	6,033,525
Citizens Financial Group 4.30% 12/3/25	4,700,000	4,858,790
Cooperatieve Rabobank 4.375% 8/4/25	3,255,000	3,410,716
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	3,025,000	3,078,255
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,162,555
JPMorgan Chase 4.25% 10/1/27	9,555,000	9,994,998
KeyBank 6.95% 2/1/28	2,467,000	3,061,076
Lloyds Banking Group 4.65% 3/24/26	200,000	203,521
Morgan Stanley 3.95% 4/23/27	6,865,000	6,870,101
SVB Financial Group 3.50% 1/29/25	2,440,000	2,444,546
UBS 7.625% 8/17/22	4,020,000	4,633,910
US Bancorp
3.10% 4/27/26	2,830,000	2,851,185
5.125% 12/29/49 ●	2,805,000	2,871,619
USB Capital IX 3.50% 10/29/49 @●	810,000	613,575
		67,924,792
Basic Industry – 4.37%
CF Industries 5.375% 3/15/44	3,579,000	3,536,940
Eastman Chemical 4.65% 10/15/44	3,000,000	3,018,639
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,282,591
International Paper 5.15% 5/15/46	5,604,000	6,033,003
LYB International Finance 4.875% 3/15/44	3,030,000	3,176,431
Methanex 5.65% 12/1/44	6,715,000	5,429,212
Mexichem 144A 5.875% 9/17/44 #	1,775,000	1,617,469
		27,094,285
Brokerage – 1.56%
Jefferies Group
6.45% 6/8/27	2,640,000	2,836,031
6.50% 1/20/43	1,985,000	1,858,464
Legg Mason 5.625% 1/15/44	5,000,000	4,997,240
		9,691,735
Capital Goods – 1.46%
Lockheed Martin 4.70% 5/15/46	2,975,000	3,435,235
Valmont Industries 5.00% 10/1/44	6,255,000	5,601,227
		9,036,462
Communications – 7.68%
21st Century Fox America 4.95% 10/15/45	4,030,000	4,487,510

NQ-464 [4/16] 6/16 (16801)      1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
AT&T
4.75% 5/15/46	1,915,000	$1,937,262
5.65% 2/15/47	8,500,000	9,612,429
CCO Safari II 144A 6.484% 10/23/45 #	4,810,000	5,698,575
Comcast 4.60% 8/15/45	6,765,000	7,690,628
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	2,027,119
Grupo Televisa 5.00% 5/13/45	3,785,000	3,575,194
Time Warner 4.85% 7/15/45	4,630,000	5,008,299
Verizon Communications 4.862% 8/21/46	2,658,000	2,860,231
WPP Finance 2010 5.625% 11/15/43	4,395,000	4,746,156
		47,643,403
Consumer Cyclical – 7.04%
CVS Health
144A 5.00% 12/1/24 #	1,595,000	1,847,458
5.125% 7/20/45	4,015,000	4,710,956
General Motors 6.75% 4/1/46	3,200,000	3,875,331
Home Depot 4.25% 4/1/46	8,040,000	8,891,396
Lowe’s 4.375% 9/15/45	6,995,000	7,866,997
NIKE 3.875% 11/1/45	5,875,000	6,245,677
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34 @	4,610,000	4,590,620
Target 3.625% 4/15/46	5,675,000	5,658,469
		43,686,904
Consumer Non-Cyclical – 13.45%
Anheuser-Busch Inbev Finance
4.70% 2/1/36	3,050,000	3,342,056
4.90% 2/1/46	6,910,000	7,855,564
AstraZeneca 4.375% 11/16/45	7,805,000	8,472,171
Biogen 5.20% 9/15/45	5,845,000	6,686,604
Celgene
4.625% 5/15/44	2,000,000	2,067,912
5.25% 8/15/43	4,315,000	4,819,462
Hasbro 5.10% 5/15/44	1,375,000	1,428,831
Johnson & Johnson 3.70% 3/1/46	1,165,000	1,240,706
Kellogg 4.50% 4/1/46	2,865,000	3,036,313
Novartis Capital 4.00% 11/20/45	2,150,000	2,348,643
PepsiCo 4.45% 4/14/46	7,695,000	8,610,566
Reynolds American 5.85% 8/15/45	5,920,000	7,294,512
SC Johnson & Son 144A 4.35% 9/30/44 #	3,050,000	3,227,821
Stryker 4.625% 3/15/46	2,645,000	2,928,761
Sysco 4.50% 4/1/46	6,515,000	6,811,752
Thermo Fisher Scientific 5.30% 2/1/44	2,365,000	2,704,427
Zimmer Biomet Holdings 4.45% 8/15/45	6,750,000	6,836,630

2      NQ-464 [4/16] 6/16 (16801)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Zoetis 4.70% 2/1/43	3,800,000	$3,738,911
		83,451,642
Electric – 18.98%
Alabama Power 4.30% 1/2/46	4,490,000	4,953,494
Ameren Illinois 4.15% 3/15/46	6,640,000	7,096,447
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,280,786
Appalachian Power
3.40% 6/1/25	2,425,000	2,491,365
4.40% 5/15/44	6,950,000	7,201,395
Arizona Public Service 4.35% 11/15/45	3,680,000	4,090,695
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	7,743,412
ComEd Financing III 6.35% 3/15/33 @	4,800,000	5,066,261
Commonwealth Edison 4.35% 11/15/45	2,350,000	2,570,115
Dominion Resources 4.70% 12/1/44	3,750,000	4,007,738
Duke Energy 4.80% 12/15/45	8,645,000	9,510,952
Electricite de France 144A 5.25% 1/29/49 #●	2,985,000	2,888,435
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,813,674
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,872,097
Entergy Louisiana 4.95% 1/15/45	125,000	128,260
Georgia Power 4.30% 3/15/43	3,000,000	3,214,464
Kentucky Utilities 4.375% 10/1/45	255,000	270,954
MidAmerican Energy 4.25% 5/1/46	2,500,000	2,778,350
Oncor Electric Delivery 3.75% 4/1/45	5,265,000	5,030,465
PPL Electric Utilities 4.15% 10/1/45	3,765,000	3,990,064
Public Service Electric & Gas 3.80% 3/1/46	5,865,000	6,082,492
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,306,868
South Carolina Electric & Gas
4.50% 6/1/64	5,600,000	5,535,118
5.10% 6/1/65	2,635,000	2,995,921
Tampa Electric 4.20% 5/15/45	2,175,000	2,268,247
Westar Energy 4.25% 12/1/45	4,485,000	4,796,178
Wisconsin Electric Power 4.30% 12/15/45	3,480,000	3,783,198
		117,767,445
Energy – 3.68%
Dominion Gas Holdings 4.60% 12/15/44	4,535,000	4,532,606
Energy Transfer Partners 4.75% 1/15/26	3,000,000	2,916,075
Eni 144A 5.70% 10/1/40 #	3,450,000	3,329,091
Enterprise Products Operating
3.95% 2/15/27	1,545,000	1,603,447
5.10% 2/15/45	2,940,000	3,104,002
Noble Energy
5.05% 11/15/44	3,170,000	3,012,086

NQ-464 [4/16] 6/16 (16801)      3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
5.25% 11/15/43	1,465,000	$1,391,923
Occidental Petroleum 3.40% 4/15/26	1,320,000	1,367,286
Petroleos Mexicanos 6.375% 1/23/45	1,595,000	1,563,100
		22,819,616
Finance Companies – 0.93%
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	3,000,000	3,007,500
National Rural Utilities Cooperative Finance
5.25% 4/20/46 ●	935,000	940,398
Neuberger Berman Group 144A 4.875% 4/15/45 #	2,140,000	1,815,056
		5,762,954
Insurance – 6.00%
Alleghany 4.90% 9/15/44	3,525,000	3,508,147
American International Group 4.80% 7/10/45	6,105,000	6,208,089
Highmark 144A 6.125% 5/15/41 #@	3,410,000	3,459,854
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,504,250
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,109,754
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,625,000	1,629,984
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	2,400,000	2,483,820
Transatlantic Holdings 8.00% 11/30/39	704,000	940,008
Trinity Acquisition 6.125% 8/15/43	4,570,000	4,939,964
Voya Financial 5.65% 5/15/53 ●	1,400,000	1,312,850
XLIT
5.50% 3/31/45	7,245,000	7,109,888
6.50% 10/29/49 ●	1,480,000	1,039,700
		37,246,308
Natural Gas – 0.42%
Spire 4.70% 8/15/44	2,540,000	2,632,903
		2,632,903
Real Estate Investment Trusts – 2.22%
American Tower 4.40% 2/15/26	5,735,000	6,193,318
Crown Castle International
3.70% 6/15/26	4,235,000	4,308,935
4.45% 2/15/26	2,080,000	2,238,646
DDR 4.25% 2/1/26	1,045,000	1,071,784
		13,812,683
Technology – 1.37%
Apple
3.45% 2/9/45	1,930,000	1,763,285
4.65% 2/23/46	3,890,000	4,282,505
Oracle 4.125% 5/15/45	2,390,000	2,480,521
		8,526,311

4      NQ-464 [4/16] 6/16 (16801)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation – 2.16%
Burlington Northern Santa Fe 4.70% 9/1/45	5,650,000	$6,460,227
FedEx 4.75% 11/15/45	720,000	792,275
Union Pacific 4.05% 3/1/46	5,850,000	6,137,311
		13,389,813
Total Corporate Bonds (cost $488,138,274)		510,487,256

Municipal Bonds – 4.08%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/40	380,000	449,122
Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	5,102,032
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	1,585,000	1,885,231
Long Island Power Authority, New York Electric System
Revenue (Taxable Build America Bond)
Series B 5.85% 5/1/41	3,600,000	4,290,984
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	2,225,000	3,247,076
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,293,995
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	1,395,000	1,613,513
New York City Water & Sewer System
Second Generation Resolution 5.00% 6/15/46	655,000	775,553
Oregon Department of Transportation Highway User Tax
Revenue (Taxable Build America Bond-Subordinate Lien)
Series A 5.834% 11/15/34	1,605,000	2,134,072
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	670,000	796,489
Texas Water Development Board
Series A 5.00% 10/15/45	600,000	720,642
Total Municipal Bonds (cost $20,594,798)		25,308,709

U.S. Treasury Obligations – 6.18%
U.S. Treasury Bond
2.875% 8/15/45	19,940,000	20,806,154
U.S. Treasury Notes
1.25% 3/31/21	12,405,000	12,386,591

NQ-464 [4/16] 6/16 (16801)      5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
1.625% 2/15/26	5,250,000	$5,159,149
Total U.S. Treasury Obligations (cost $38,334,274)		38,351,894

	Number of shares
Preferred Stock – 3.04%
Ally Financial 8.50% ●	16,680	416,666
DTE Energy 5.25%	120,000	3,109,200
Entergy Arkansas 4.90%	170,000	4,367,300
General Electric 5.00% ●	4,814,000	5,006,560
Morgan Stanley 5.55% ●	2,280,000	2,260,050
PNC Preferred Funding Trust II 144A 144A 1.856% #●	3,900,000	3,363,750
USB Realty 144A 144A 1.775% #@●	400,000	326,752
Total Preferred Stock (cost $18,010,068)		18,850,278

	Principal amount°
Short-Term Investments – 3.76%
Discount Notes – 2.17%≠
Federal Home Loan Bank
0.167% 5/2/16	1,759,349	1,759,349
0.304% 5/20/16	1,927,959	1,927,727
0.322% 5/19/16	253,750	253,721
0.336% 7/22/16	196,243	196,106
0.338% 5/18/16	3,342,862	3,342,505
0.373% 5/27/16	1,725,410	1,725,121
0.375% 6/8/16	1,687,767	1,687,290
0.375% 7/18/16	1,160,401	1,159,631
0.525% 8/15/16	1,436,759	1,435,376
		13,486,826
Repurchase Agreements – 1.59%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $2,330,818 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market value $2,377,388)	2,330,772	2,330,772
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $3,884,707 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $3,962,312)	3,884,619	3,884,619

6     NQ-464 [4/16] 6/16 (16801)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $3,667,695 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $3,740,962)	3,667,609	$3,667,609
		9,883,000
Total Short-Term Investments (cost $23,368,031)		23,369,826

Total Value of Securities – 99.33%
(cost $588,445,445)		616,367,963
Receivables and Other Assets Net of Liabilities – 0.67%★		4,142,074
Net Assets Applicable to 96,668,539 Shares Outstanding – 100.00%		$620,510,037

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $50,404,029, which represents 8.12% of the Fund’s net assets.
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $14,057,062, which represents 2.27% of the Fund’s net assets.
★	Includes $113,000 cash collateral held for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.

The following futures contracts were outstanding at April 30, 2016:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
144	U.S. Treasury 10 yr Notes	$18,813,483	$18,729,000	6/22/16	$(84,483)
(65)	U.S. Treasury Long Bonds	(10,586,691)	(10,615,313)	6/22/16	(28,622)
		$8,226,792			$(113,105)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

yr – Year

NQ-464 [4/16] 6/16 (16801)     7

Notes
Delaware Extended Duration Bond Fund	April 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of Investments	$588,445,445
Aggregate unrealized appreciation of investments	$34,084,914
Aggregate unrealized depreciation of investments	(6,162,396)
Net unrealized appreciation of investments	$27,922,518

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

8     NQ-464 [4/16] 6/16 (16801)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$510,487,256	$510,487,256
Municipal Bonds	—	25,308,709	25,308,709
Preferred Stock[1]	7,893,166	10,957,112	18,850,278
U.S. Treasury Obligations	—	38,351,894	38,351,894
Short-Term Investments	—	23,369,826	23,369,826
Total Value of Securities	$7,893,166	$608,474,797	$616,367,963

Futures Contracts	$(113,105)	$—	$(113,105)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	41.87%	58.13%	100.00%

NQ-464 [4/16] 6/16 (16801)     9

(Unaudited)

During the period ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

10     NQ-464 [4/16] 6/16 (16801)

Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.21%
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #@	688,000	$701,760
Total Convertible Bond (cost $704,470)		701,760

Corporate Bonds – 84.92%
Automotive – 0.36%
Group 1 Automotive 144A 5.25% 12/15/23 #	1,230,000	1,230,000
		1,230,000
Banking – 4.06%
JPMorgan Chase 6.75% 8/29/49 ●	3,070,000	3,400,332
Lloyds Banking Group 7.50% 4/30/49 ●	1,785,000	1,774,290
Popular 7.00% 7/1/19	2,238,000	2,193,240
Royal Bank of Scotland Group 8.00% 12/29/49 ●	2,760,000	2,652,186
Santander Issuances 5.179% 11/19/25	400,000	398,201
UBS Group 6.875% 12/29/49 ●	1,730,000	1,674,986
US Bancorp 5.125% 12/29/49 ●	1,670,000	1,709,663
		13,802,898
Basic Industry – 8.40%
AK Steel 7.625% 5/15/20	1,277,000	1,091,835
ArcelorMittal
6.50% 3/1/21	840,000	863,100
7.25% 2/25/22	775,000	819,078
10.85% 6/1/19	340,000	391,000
Ball 5.25% 7/1/25	900,000	950,067
Builders FirstSource
144A 7.625% 6/1/21 #	1,936,000	2,047,320
144A 10.75% 8/15/23 #	1,835,000	1,945,100
Cemex
144A 7.25% 1/15/21 #	2,060,000	2,204,200
144A 7.75% 4/16/26 #	520,000	555,100
Chemours
144A 6.625% 5/15/23 #	665,000	585,200
144A 7.00% 5/15/25 #	500,000	436,250
FMG Resources August 2006 144A 6.875% 4/1/22 #	820,000	750,300
Freeport-McMoRan
2.30% 11/14/17	1,055,000	1,025,987
2.375% 3/15/18	400,000	386,000
3.55% 3/1/22	395,000	331,800
Kissner Milling 144A 7.25% 6/1/19 #@	910,000	900,900
Kraton Polymers 144A 10.50% 4/15/23 #	680,000	683,400
NCI Building Systems 144A 8.25% 1/15/23 #	1,465,000	1,574,875
New Gold
144A 6.25% 11/15/22 #	615,000	568,875

NQ-137 [4/16] 6/16 (16802)     1

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
New Gold
144A 7.00% 4/15/20 #	770,000	$754,600
NOVA Chemicals 144A 5.00% 5/1/25 #	1,430,000	1,404,975
PQ 144A 6.75% 11/15/22 #	1,716,000	1,773,915
Rayonier AM Products 144A 5.50% 6/1/24 #	1,150,000	977,500
Standard Industries
144A 5.50% 2/15/23 #	625,000	657,031
144A 6.00% 10/15/25 #	695,000	752,337
Steel Dynamics 5.50% 10/1/24	1,025,000	1,044,219
Summit Materials
6.125% 7/15/23	2,110,000	2,136,375
144A 8.50% 4/15/22 #	315,000	335,475
TPC Group 144A 8.75% 12/15/20 #	810,000	601,425
		28,548,239
Capital Goods – 5.35%
Ardagh Packaging Finance
144A 4.625% 5/15/23 #	200,000	200,000
144A 6.00% 6/30/21 #	1,665,000	1,648,350
144A 7.25% 5/15/24 #	675,000	675,000
BWAY Holding 144A 9.125% 8/15/21 #	2,157,000	2,076,113
Gardner Denver 144A 6.875% 8/15/21 #	1,835,000	1,578,100
James Hardie International Finance 144A
5.875% 2/15/23 #	1,655,000	1,692,237
KLX 144A 5.875% 12/1/22 #	1,685,000	1,703,956
Plastipak Holdings 144A 6.50% 10/1/21 #	1,795,000	1,830,900
Reynolds Group Issuer
6.875% 2/15/21	665,000	690,890
8.25% 2/15/21	1,430,000	1,487,200
Signode Industrial Group 144A 6.375% 5/1/22 #	1,805,000	1,768,900
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,810,000	1,782,850
TransDigm
6.50% 7/15/24	515,000	521,437
6.50% 5/15/25	515,000	519,506
		18,175,439
Consumer Cyclical – 8.47%
American Builders & Contractors Supply 144A
5.75% 12/15/23 #	1,055,000	1,107,750
American Tire Distributors 144A 10.25% 3/1/22 #	1,650,000	1,489,125
Beacon Roofing Supply 6.375% 10/1/23	1,295,000	1,382,413
Boyd Gaming
144A 6.375% 4/1/26 #	660,000	678,150
6.875% 5/15/23	1,655,000	1,725,337

2     NQ-137 [4/16] 6/16 (16802)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
GLP Capital 5.375% 4/15/26	785,000	$820,325
HD Supply 144A 5.75% 4/15/24 #	890,000	935,613
JC Penney 8.125% 10/1/19	620,000	641,700
L Brands 6.875% 11/1/35	2,090,000	2,309,450
LKQ 4.75% 5/15/23	835,000	843,350
M/I Homes 6.75% 1/15/21	1,450,000	1,457,250
MGM Resorts International 6.00% 3/15/23	2,141,000	2,229,316
MGP Escrow Issuer 144A 5.625% 5/1/24 #	940,000	982,300
Mohegan Tribal Gaming Authority 9.75% 9/1/21	3,126,000	3,274,485
Neiman Marcus Group 144A 8.00% 10/15/21 #	970,000	848,750
PulteGroup 5.50% 3/1/26	390,000	404,625
Rite Aid 144A 6.125% 4/1/23 #	1,905,000	2,037,169
Sabre GLBL 144A 5.25% 11/15/23 #	1,790,000	1,821,325
Sally Holdings 5.625% 12/1/25	1,895,000	2,032,387
Scientific Games 8.125% 9/15/18	315,000	304,763
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,510,000	1,450,544
		28,776,127
Consumer Non-Cyclical – 5.83%
Amsurg 5.625% 7/15/22	1,300,000	1,339,000
Constellation Brands 4.75% 12/1/25	545,000	581,106
Cott Beverages 5.375% 7/1/22	790,000	814,687
Dean Foods 144A 6.50% 3/15/23 #	1,285,000	1,352,463
JBS Investments 144A 7.75% 10/28/20 #	200,000	206,500
JBS USA 144A 5.75% 6/15/25 #	2,860,000	2,645,500
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	1,705,000	1,658,113
NBTY 144A 7.625% 5/15/21 #	2,155,000	2,208,875
Pomegranate Merger Sub 144A 9.75% 5/1/23 #	1,210,000	1,194,875
Post Holdings
7.375% 2/15/22	1,330,000	1,406,475
144A 7.75% 3/15/24 #	1,135,000	1,239,987
Prestige Brands
144A 5.375% 12/15/21 #	1,861,000	1,912,177
144A 6.375% 3/1/24 #	310,000	327,050
Spectrum Brands
5.75% 7/15/25	950,000	1,012,367
6.125% 12/15/24	985,000	1,057,644
SUPERVALU 7.75% 11/15/22	990,000	876,150
		19,832,969
Energy – 8.98%
AmeriGas Finance 7.00% 5/20/22	1,330,000	1,411,463
Antero Resources
5.125% 12/1/22	400,000	386,000

NQ-137 [4/16] 6/16 (16802)    3

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Antero Resources
5.375% 11/1/21	750,000	$729,375
6.00% 12/1/20	305,000	307,162
Calumet Specialty Products Partners 7.625% 1/15/22	1,180,000	805,350
Concho Resources
5.50% 10/1/22	770,000	780,587
5.50% 4/1/23	930,000	941,625
Continental Resources 5.00% 9/15/22	610,000	572,637
Energy Transfer Equity 7.50% 10/15/20	1,050,000	1,063,125
EnLink Midstream Partners
2.70% 4/1/19	1,010,000	932,933
4.15% 6/1/25	2,114,000	1,825,879
Freeport-McMoran Oil & Gas 6.50% 11/15/20	700,000	665,000
Genesis Energy
5.75% 2/15/21	855,000	807,975
6.00% 5/15/23	855,000	795,150
6.75% 8/1/22	1,090,000	1,051,905
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	654,500
144A 5.75% 10/1/25 #	740,000	701,150
Murphy Oil USA 6.00% 8/15/23	1,695,000	1,780,801
Newfield Exploration 5.625% 7/1/24	1,233,000	1,260,743
Noble Energy 5.625% 5/1/21	3,355,000	3,451,392
Noble Holding International 5.00% 3/16/18	925,000	907,656
NuStar Logistics 6.75% 2/1/21	1,630,000	1,621,850
Oasis Petroleum 6.875% 3/15/22	905,000	812,237
Regency Energy Partners 5.875% 3/1/22	1,145,000	1,171,461
Sunoco 144A 6.25% 4/15/21 #	905,000	918,575
Targa Resources Partners
144A 6.625% 10/1/20 #	195,000	199,996
144A 6.75% 3/15/24 #	1,650,000	1,687,125
6.875% 2/1/21	1,355,000	1,392,263
Transocean 6.00% 3/15/18	920,000	878,600
		30,514,515
Healthcare – 7.51%
Community Health Systems 6.875% 2/1/22	1,963,000	1,786,330
DaVita HealthCare Partners 5.00% 5/1/25	1,945,000	1,949,863
HCA
5.25% 6/15/26	465,000	484,181
5.375% 2/1/25	2,565,000	2,625,919
5.875% 2/15/26	1,020,000	1,060,800

4     NQ-137 [4/16] 6/16 (16802)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
HealthSouth
5.75% 11/1/24	1,750,000	$1,815,625
5.75% 9/15/25	875,000	909,563
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,730,000	1,801,363
IASIS Healthcare 8.375% 5/15/19	2,668,000	2,561,280
Kinetic Concepts
144A 7.875% 2/15/21 #	380,000	411,825
12.50% 11/1/19	1,755,000	1,689,187
LifePoint Health 5.875% 12/1/23	1,980,000	2,079,000
Mallinckrodt International Finance
4.75% 4/15/23	250,000	205,103
144A 5.50% 4/15/25 #	285,000	258,637
144A 5.625% 10/15/23 #	1,030,000	970,775
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	1,415,000	1,481,024
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	1,700,000	1,729,750
Tenet Healthcare 8.125% 4/1/22	1,655,000	1,725,337
		25,545,562
Insurance – 1.89%
HUB International
144A 7.875% 10/1/21 #	2,745,000	2,696,963
144A 9.25% 2/15/21 #	510,000	532,950
USI 144A 7.75% 1/15/21 #	1,800,000	1,806,750
XLIT 6.50% 10/29/49 ●	1,997,000	1,402,893
		6,439,556
Media – 11.24%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,190,000	1,191,487
Altice US Finance 144A 7.75% 7/15/25 #	1,050,000	1,055,250
CCO Holdings
144A 5.375% 5/1/25 #	1,005,000	1,031,381
144A 5.50% 5/1/26 #	25,000	25,563
144A 5.875% 4/1/24 #	100,000	105,000
144A 5.875% 5/1/27 #	1,175,000	1,207,313
CCOH Safari 144A 5.75% 2/15/26 #	1,620,000	1,676,700
Columbus International 144A 7.375% 3/30/21 #	1,035,000	1,103,258
CSC Holdings 5.25% 6/1/24	2,555,000	2,331,437
DISH DBS
5.00% 3/15/23	525,000	481,687
5.875% 11/15/24	1,460,000	1,375,685
Equinix 5.875% 1/15/26	1,645,000	1,744,720
Gray Television 7.50% 10/1/20	1,870,000	1,968,175
Lamar Media 144A 5.75% 2/1/26 #	1,615,000	1,711,900

NQ-137 [4/16] 6/16 (16802)     5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
Midcontinent Communications & Midcontinent Finance
144A 6.875% 8/15/23 #	1,130,000	$1,178,025
Neptune Finco 144A 10.875% 10/15/25 #	425,000	473,875
Numericable-SFR 144A 7.375% 5/1/26 #	3,370,000	3,424,763
RCN Telecom Services 144A 8.50% 8/15/20 #	1,650,000	1,676,813
Sinclair Television Group 144A 5.625% 8/1/24 #	1,670,000	1,722,187
Sirius XM Radio 144A 5.375% 4/15/25 #	1,660,000	1,701,500
Tribune Media 144A 5.875% 7/15/22 #	1,860,000	1,855,350
Unitymedia 144A 6.125% 1/15/25 #	1,135,000	1,174,725
Univision Communications 144A 8.50% 5/15/21 #	1,780,000	1,860,278
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,995,000	2,010,721
VTR Finance 144A 6.875% 1/15/24 #	2,060,000	2,062,575
WideOpenWest Finance 10.25% 7/15/19	2,055,000	2,070,413
		38,220,781
Services – 8.86%
ADT 6.25% 10/15/21	830,000	862,802
Air Medical Merger Sub 144A 6.375% 5/15/23 #	1,685,000	1,626,025
Ally Financial 5.75% 11/20/25	2,370,000	2,408,513
Avis Budget Car Rental 144A 5.25% 3/15/25 #	2,135,000	1,966,869
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,460,000	1,288,450
Communications Sales & Leasing
144A 6.00% 4/15/23 #	660,000	658,350
8.25% 10/15/23	855,000	814,387
ESH Hospitality 144A 5.25% 5/1/25 #	2,750,000	2,725,937
ExamWorks Group 5.625% 4/15/23	1,665,000	1,791,956
GEO Group
5.875% 10/15/24	1,290,000	1,322,250
6.00% 4/15/26	1,215,000	1,247,805
GFL Environmental 144A 9.875% 2/1/21 #	1,190,000	1,261,400
Mattamy Group 144A 6.50% 11/15/20 #	1,480,000	1,441,150
NES Rentals Holdings 144A 7.875% 5/1/18 #	320,000	307,200
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	1,330,000	1,366,575
Prime Security Services Borrower 144A 9.25% 5/15/23 #	2,455,000	2,559,337
Team Health 144A 7.25% 12/15/23 #	1,190,000	1,266,606
United Rentals North America
5.50% 7/15/25	1,605,000	1,602,133
5.75% 11/15/24	1,475,000	1,502,656
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	1,035,000	631,350
XPO Logistics 144A 6.50% 6/15/22 #	1,490,000	1,458,412
		30,110,163
Technology & Electronics – 5.21%
Change Healthcare Holdings 144A 6.00% 2/15/21 #	1,595,000	1,618,925

6     NQ-137 [4/16] 6/16 (16802)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
CommScope 144A 5.50% 6/15/24 #	900,000	$906,210
CommScope Technologies Finance 144A 6.00% 6/15/25 #	835,000	860,050
Entegris 144A 6.00% 4/1/22 #	1,610,000	1,664,337
First Data 144A 7.00% 12/1/23 #	3,445,000	3,552,656
Infor US 6.50% 5/15/22	2,205,000	2,046,262
Micron Technology 144A 7.50% 9/15/23 #	1,140,000	1,182,750
Microsemi 144A 9.125% 4/15/23 #	1,675,000	1,850,875
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	1,545,000	1,657,013
Solera 144A 10.50% 3/1/24 #	1,120,000	1,176,000
Western Digital 144A 10.50% 4/1/24 #	1,210,000	1,179,750
		17,694,828
Telecommunications – 7.20%
CenturyLink
6.75% 12/1/23	2,235,000	2,209,856
7.50% 4/1/24	255,000	256,275
Cogent Communications Finance 144A
5.625% 4/15/21 #@	1,470,000	1,447,950
Cogent Communications Group 144A 5.375% 3/1/22 #	705,000	705,000
Digicel
144A 6.00% 4/15/21 #	350,000	322,000
144A 6.75% 3/1/23 #	1,580,000	1,432,863
Digicel Group 144A 8.25% 9/30/20 #	1,625,000	1,490,937
Frontier Communications
144A 10.50% 9/15/22 #	1,510,000	1,559,256
144A 11.00% 9/15/25 #	1,470,000	1,490,213
Level 3 Financing
144A 5.375% 1/15/24 #	1,285,000	1,307,487
5.375% 5/1/25	975,000	995,719
Sable International Finance 144A 6.875% 8/1/22 #	955,000	984,844
Sprint
7.125% 6/15/24	625,000	471,875
7.25% 9/15/21	1,560,000	1,267,500
7.875% 9/15/23	640,000	502,400
Sprint Capital 6.90% 5/1/19	520,000	478,400
Sprint Communications
144A 7.00% 3/1/20 #	675,000	696,094
144A 9.00% 11/15/18 #	1,010,000	1,071,863
T-Mobile USA
6.00% 3/1/23	575,000	605,906
6.00% 4/15/24	370,000	388,037
6.375% 3/1/25	1,145,000	1,206,544

NQ-137 [4/16] 6/16 (16802)     7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
T-Mobile USA
6.50% 1/15/26	655,000	$696,756
Wind Acquisition Finance 144A 7.375% 4/23/21 #	1,725,000	1,543,875
Zayo Group 6.00% 4/1/23	1,300,000	1,342,250
		24,473,900
Utilities – 1.56%
AES 5.50% 4/15/25	1,405,000	1,415,537
Calpine
5.375% 1/15/23	485,000	491,669
5.50% 2/1/24	1,220,000	1,238,300
Dynegy
7.375% 11/1/22	125,000	124,097
7.625% 11/1/24	780,000	766,350
Enel 144A 8.75% 9/24/73 #●	1,108,000	1,281,125
		5,317,078
Total Corporate Bonds (cost $288,288,588)		288,682,055

Senior Secured Loans – 7.27%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	1,216,580	1,101,005
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	1,919,809	1,929,009
Amaya Holdings 1st Lien 5.00% 8/1/21	1,600,967	1,538,096
Applied Systems 2nd Lien 7.50% 1/23/22 @	1,547,132	1,520,057
Atkore International 2nd Lien 7.75% 10/9/21	352,000	330,000
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,894,931	1,842,820
Blue Ribbon 1st Lien 5.50% 11/13/21	1,055,000	1,052,802
Blue Ribbon 2nd Lien 9.25% 11/13/22	380,000	381,188
Flint Group 2nd Lien 8.25% 9/7/22 @	1,985,000	1,851,013
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	1,266,460	1,198,546
Gardner Denver 1st Lien 4.25% 7/30/20	349,182	327,249
J.C. Penney 1st Lien 6.00% 5/22/18	1,515,417	1,518,637
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	785,733	790,474
KIK Custom Products 1st Lien 6.00% 8/26/22 @	1,025,124	996,293
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	325,000	313,286
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18	1,211,521	1,214,172
Mohegan Tribal Gaming Authority Tranche B
5.50% 6/15/18	1,221,784	1,210,713
ON Semiconductor Tranche B 1st Lien 5.25% 3/31/23	1,100,000	1,107,288
PET Acquisition Merger Sub Tranche B1 1st Lien
5.75% 1/26/23	1,715,700	1,728,261
Solera Tranche B 1st Lien 5.75% 3/3/23	615,000	619,063
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22 @	1,318,481	1,316,283

8     NQ-137 [4/16] 6/16 (16802)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	838,000	$839,397
Total Senior Secured Loans (cost $24,570,003)		24,725,652

	Number of
	Shares
Common Stock – 0.00%
Century Communications @=†	4,250,000	0
Total Common Stock (cost $128,662)		0

Preferred Stock – 1.99%
Bank of America 6.50% ●	3,260,000	3,435,225
GMAC Capital Trust I 6.402% ●	73,000	1,830,110
Morgan Stanley 5.55% ●	1,520,000	1,506,700
Total Preferred Stock (cost $6,701,900)		6,772,035

	Principal amount°
Short-Term Investments – 6.10%
Discount Notes – 1.26%≠
Federal Home Loan Bank
0.336% 7/22/16	1,373,249	1,372,291
0.34% 7/13/16	1,789,204	1,788,095
0.346% 7/25/16	1,106,724	1,105,924
		4,266,310
Repurchase Agreements – 4.84%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $3,880,766 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market value $3,958,305)	3,880,689	3,880,689
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $6,467,960 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $6,597,171)	6,467,814	6,467,814
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $6,106,639 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $6,228,628)	6,106,497	6,106,497
		16,455,000
Total Short-Term Investments (cost $20,720,948)		20,721,310

NQ-137 [4/16] 6/16 (16802)     9

Schedule of investments
Delaware High-Yield Opportunities Fund

Total Value of Securities – 100.49%
(cost $341,114,571)	$341,602,812
Liabilities Net of Receivables and Other Assets – (0.49%)	(1,659,192)
Net Assets Applicable to 93,271,731 Shares Oustanding – 100.00%	$339,943,620

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $154,132,991, which represents 45.34% of the Fund’s net assets.
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $8,734,256, which represents 2.57% of the Fund’s net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.

PIK – Payment-in-kind

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following commitment was outstanding at April 30, 2016:

Borrower	Unfunded Loan Commitments
Nexstar Broadcasting	$4,060,000

10     NQ-137 [4/16] 6/16 (16802)

Notes
Delaware High-Yield Opportunities Fund	April 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments	$341,114,571
Aggregate unrealized appreciation of investments	$7,545,209
Aggregate unrealized depreciation of investments	(7,056,968)
Net unrealized appreciation of investments	$488,241

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-137 [4/16] 6/16 (16802)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$289,383,815	$289,383,815
Senior Secured Loans	—	24,725,652	24,725,652
Common Stock	—	—	—
Preferred Stock[1]	1,830,110	4,941,925	6,772,035
Short-Term Investments	—	20,721,310	20,721,310
Total Value of Securities	$1,830,110	$339,772,702	$341,602,812

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributable to Level 1 investments and Level 2 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Total
Preferred Stock	27.02%	72.98%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

12     NQ-137 [4/16] 6/16 (16802)

(Unaudited)

During the period ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [4/16] 6/16 (16802)     13

Schedule of investments
Delaware Diversified Floating Rate Fund	April 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 2.18%
Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 1.939% 7/25/25 ●	844,116	$844,116
Series 2015-C03 2M1 1.939% 7/25/25 ●	801,159	800,560
Series 2015-C04 2M1 2.139% 4/25/28 ●	355,855	355,526
Series 2016-C03 1M1 2.439% 10/25/28 ●	260,000	261,521
Fannie Mae REMICs
Series 2004-36 FA 0.839% 5/25/34 ●	42,483	42,512
Series 2005-66 FD 0.739% 7/25/35 ●	51,294	51,139
Series 2005-106 QF 0.949% 12/25/35 ●	323,905	325,900
Series 2006-105 FB 0.859% 11/25/36 ●	30,880	31,113
Series 2007-109 NF 0.989% 12/25/37 ●	23,726	23,825
Freddie Mac REMICs
Series 3067 FA 0.783% 11/15/35 ●	84,425	84,738
Series 3239 EF 0.783% 11/15/36 ●	62,885	63,191
Series 3241 FM 0.813% 11/15/36 ●	6,289	6,321
Series 3780 LF 0.833% 3/15/29 ●	7,758	7,766
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA1 M1 1.339% 10/25/27 ●	2,744,632	2,738,258
Series 2015-DNA3 M1 1.789% 4/25/28 ●	906,776	909,063
Total Agency Collateralized Mortgage Obligations (cost $6,541,228)		6,545,549

Agency Mortgage-Backed Security – 0.00%
Freddie Mac ARM
2.971% 2/1/35 ●	13,768	14,469
Total Agency Mortgage-Backed Security (cost $14,542)		14,469

Collateralized Debt Obligations – 3.45%
CIFC Funding
Series 2014-2A A1L 144A 2.105% 5/24/26 #●	1,000,000	992,664
Flagship VII CLO
Series 2013-7A A1 144A 2.104% 1/20/26 #●	1,000,000	991,994
JFIN CLO
Series 2015-2A AX 144A 2.083% 10/19/26 #●	535,000	532,122
KKR Financial CLO
Series 2013-1A A1 144A 1.778% 7/15/25 #●	1,395,000	1,373,677
MAPS CLO Fund II
Series 2007-2A A1 144A 0.874% 7/20/22 #●	812,321	794,484
Mountain View Funding CLO
Series 2007-3A A1 144A 0.848% 4/16/21 #●	601,499	597,227
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.84% 8/8/20 #●	64,101	63,734
OCP CLO
Series 2013-4A A1A 144A 2.038% 10/24/25 #●	1,500,000	1,498,177

NQ-215 [4/16] 6/16 (16799)     1

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Shackleton CLO
Series 2014-5A A 144A 2.12% 5/7/26 #●	420,000	$416,448
Series 2015-VIII 144A 2.144% 10/20/27 #●	410,000	408,447
Telos CLO
Series 2013-4A A 144A 1.933% 7/17/24 #●	2,000,000	1,983,318
Venture XXI CLO
144A 2.118% 7/15/27 #●	685,000	681,874
Total Collateralized Debt Obligations (cost $10,316,056)		10,334,166

Convertible Bonds – 0.46%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	140,000	134,050
BGC Partners 4.50% exercise price $9.84, maturity date
7/15/16	51,000	51,637
Blackstone Mortgage Trust 5.25% exercise price $28.36,
maturity date 12/1/18	90,000	95,119
Cemex 3.72% exercise price $11.45, maturity date
3/15/20	82,000	80,565
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 @	42,000	38,771
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18 @	60,000	56,325
General Cable 4.50% exercise price $32.77, maturity date
11/15/29 @ϕ	137,000	91,105
HealthSouth 2.00% exercise price $37.59, maturity date
12/1/43	46,000	54,999
Helix Energy Solutions Group 3.25% exercise price
$25.02, maturity date 3/15/32	89,000	82,381
inContact 144A 2.50% exercise price $14.23, maturity
date 4/1/22 #	108,000	100,507
Jefferies Group 3.875% exercise price $44.35, maturity
date 11/1/29	91,000	91,284
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	97,000	97,121
PROS Holdings 20.00% exercise price $33.79, maturity
date 12/1/19	105,000	83,475
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/13/18 @	83,000	77,190
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21 @	46,000	49,939
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19	47,000	45,943
Titan Machinery 3.75% exercise price $43.17, maturity
date 5/1/19 @	24,000	20,160

2     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Vector Group 1.75% exercise price $24.64, maturity date
4/15/20 ●	82,000	$87,637
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 @	30,000	29,269
Total Convertible Bonds (cost $1,443,574)		1,367,477

Corporate Bonds – 47.93%
Banking – 16.03%
Abbey National Treasury Services 1.475% 8/24/18 ●	3,135,000	3,117,253
Australia & New Zealand Banking Group 144A
1.009% 1/10/17 #●	1,170,000	1,171,659
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	200,750
Bank Nederlandse Gemeenten 144A 0.70% 7/14/17 #●	266,000	265,856
Bank of America
0.89% 10/14/16 ●	575,000	574,211
1.088% 11/14/16 ●	4,090,000	4,094,127
4.45% 3/3/26	65,000	67,393
Bank of New York Mellon 1.115% 9/11/19 ●	2,600,000	2,560,381
Barclays 4.375% 1/12/26	220,000	222,437
BB&T 1.494% 6/15/18 ●	2,586,000	2,587,593
BBVA Bancomer 144A 7.25% 4/22/20 #	200,000	221,600
Branch Banking & Trust
0.918% 5/23/17 ●	1,405,000	1,401,138
0.952% 9/13/16 ●	775,000	775,146
Citizens Financial Group 4.30% 12/3/25	345,000	356,656
CoBank 144A 1.234% 6/15/22 #●	75,000	70,263
Compass Bank 3.875% 4/10/25	400,000	379,216
Cooperatieve Rabobank 2.50% 1/19/21	315,000	320,094
Credit Suisse Group Funding Guernsey 144A
3.125% 12/10/20 #	450,000	451,248
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	200,000	205,966
Export-Import Bank of Korea
1.38% 1/14/17 ●	2,250,000	2,253,971
2.125% 2/11/21	200,000	200,534
Goldman Sachs Group 2.236% 11/29/23 ●	2,260,000	2,257,984
HSBC Bank 144A 1.258% 5/15/18 #●	900,000	895,518
Huntington Bancshares 3.15% 3/14/21	300,000	307,753
JPMorgan Chase
2.25% 1/23/20	2,540,000	2,559,931
2.75% 6/23/20	435,000	445,713
3.30% 4/1/26	20,000	20,277
4.25% 10/1/27	620,000	648,550

NQ-215 [4/16] 6/16 (16799)     3

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
KeyBank
2.35% 3/8/19	250,000	$253,127
3.18% 5/22/22	480,000	490,255
KFW 0.79% 12/29/17 ●	1,860,000	1,859,894
Morgan Stanley 1.774% 1/27/20 ●	3,305,000	3,308,880
Oesterreichische Kontrollbank 0.801% 8/10/17 ●	1,955,000	1,957,506
PNC Bank 2.45% 11/5/20	250,000	254,740
Regions Bank 2.25% 9/14/18	1,950,000	1,959,879
State Street 2.55% 8/18/20	370,000	381,417
SunTrust Banks 2.90% 3/3/21	340,000	346,268
SVB Financial Group 3.50% 1/29/25	460,000	460,857
Swedbank 144A 2.65% 3/10/21 #	460,000	469,907
Toronto-Dominion Bank 1.188% 4/30/18 ●	1,325,000	1,325,486
Turkiye Is Bankasi 144A 5.375% 10/6/21 #	200,000	203,284
UBS Group Funding Jersey
144A 3.00% 4/15/21 #	540,000	542,323
144A 4.125% 9/24/25 #	250,000	256,996
USB Capital IX 3.50% 10/29/49 @●	440,000	333,300
Wells Fargo 1.318% 1/30/20 ●	4,420,000	4,387,159
Woori Bank 144A 2.875% 10/2/18 #	200,000	204,870
Zions Bancorporation 4.50% 6/13/23	420,000	425,479
		48,054,845
Basic Industry – 0.87%
Corp Nacional del Cobre de Chile 144A 3.875% 11/3/21 #	250,000	262,608
Dow Chemical 8.55% 5/15/19	140,000	167,298
Georgia-Pacific 8.00% 1/15/24	400,000	522,267
Methanex 4.25% 12/1/24	215,000	184,921
OCP 144A 4.50% 10/22/25 #	325,000	316,631
Rio Tinto Finance USA 1.482% 6/17/16 ●	995,000	995,372
Southern Copper 5.375% 4/16/20	135,000	146,147
		2,595,244
Capital Goods – 2.59%
Ardagh Packaging Finance 144A 3.886% 5/15/21 #●	1,110,000	1,104,450
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	600,000	599,250
Cemex 144A 5.875% 3/25/19 #	965,000	989,029
Embraer Netherlands Finance 5.05% 6/15/25	160,000	160,800
Fortune Brands Home & Security 3.00% 6/15/20	220,000	223,945
Masco 3.50% 4/1/21	95,000	96,900
Reynolds Group Issuer 8.25% 2/15/21	740,000	769,600

4     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Rockwell Collins 0.984% 12/15/16 ●	3,520,000	$3,522,689
Union Andina de Cementos 144A 5.875% 10/30/21 #	295,000	303,850
		7,770,513
Communications – 4.15%
AT&T 1.559% 6/30/20 ●	3,450,000	3,433,695
CenturyLink 5.80% 3/15/22	225,000	223,031
Cisco Systems 1.135% 3/1/19 ●	1,875,000	1,880,006
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #	200,000	192,500
Columbus International 144A 7.375% 3/30/21 #	390,000	415,721
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	733,375
Digicel Group 144A 8.25% 9/30/20 #	395,000	362,413
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	185,000	184,787
Historic TW 6.875% 6/15/18	400,000	443,088
Millicom International Cellular 144A 6.00% 3/15/25 #	290,000	278,763
NBCUniversal Enterprise 144A 1.313% 4/15/18 #●	2,910,000	2,914,449
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	218,799
144A 2.898% 10/15/19 #	475,000	476,597
Sky 144A 3.75% 9/16/24 #	430,000	446,293
Sprint Communications 6.00% 12/1/16	245,000	246,837
		12,450,354
Consumer Cyclical – 3.66%
BMW U.S. Capital
144A 2.00% 4/11/21 #	425,000	427,300
144A 2.80% 4/11/26 #	300,000	305,603
CDK Global 4.50% 10/15/24	270,000	272,882
Ford Motor Credit 3.336% 3/18/21	465,000	482,124
General Motors Financial 4.375% 9/25/21	2,000,000	2,117,380
Home Depot 2.00% 4/1/21	185,000	187,364
Host Hotels & Resorts 3.75% 10/15/23	1,100,000	1,090,519
Hyundai Capital America 144A 3.00% 3/18/21 #	455,000	468,991
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	533,825
PACCAR Financial 1.236% 12/6/18 ●	2,000,000	2,006,836
Signet UK Finance 4.70% 6/15/24	375,000	370,101
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25 @	465,000	482,497
Toyota Motor Credit 2.80% 7/13/22	425,000	445,713
Volkswagen International Finance 144A
1.058% 11/18/16 #●	1,795,000	1,790,513
		10,981,648
Consumer Non-Cyclical – 4.86%
Anacor Pharmaceuticals 144A 2.00% 4/15/23 #	13,000	14,966

NQ-215 [4/16] 6/16 (16799)     5

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Anheuser-Busch InBev Finance
2.65% 2/1/21	1,000,000	$1,027,717
3.65% 2/1/26	1,390,000	1,466,959
Becton Dickinson 6.375% 8/1/19	805,000	913,421
BP Capital Markets 3.119% 5/4/26	145,000	146,682
ConAgra Foods 1.005% 7/21/16 ●	1,770,000	1,769,957
Constellation Brands 4.25% 5/1/23	110,000	115,500
JB y Cia 144A 3.75% 5/13/25 #	300,000	304,849
JBS Investments 144A 7.75% 10/28/20 #	280,000	289,100
Kroger 1.163% 10/17/16 ●	900,000	901,024
Merck 0.978% 5/18/18 ●	1,170,000	1,174,239
NuVasive 144A 2.25% 3/15/21 #	22,000	24,874
PepsiCo 0.98% 10/13/17 ●	2,510,000	2,515,078
Pfizer 0.934% 6/15/18 ●	1,510,000	1,511,409
Reynolds American 4.00% 6/12/22	380,000	413,791
Siemens Financieringsmaatschappij 144A
0.909% 5/25/18 #●	1,600,000	1,594,427
Sigma Alimentos 144A 4.125% 5/2/26 #	200,000	200,722
Total System Services 3.80% 4/1/21	180,000	187,055
		14,571,770
Electric – 3.05%
AES Gener 144A 5.00% 7/14/25 #	275,000	280,550
Ameren Illinois 9.75% 11/15/18	165,000	197,048
Duke Energy 3.75% 4/15/24	775,000	827,448
Electricite de France 144A 1.094% 1/20/17 #●	2,460,000	2,456,445
Enel 144A 8.75% 9/24/73 #●	460,000	531,875
Entergy 4.00% 7/15/22	500,000	533,591
Entergy Arkansas 3.50% 4/1/26	515,000	556,554
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	1,110,000	1,062,825
NextEra Energy Capital Holdings 3.625% 6/15/23	330,000	340,814
NSTAR Electric 0.858% 5/17/16 ●	850,000	850,058
NV Energy 6.25% 11/15/20	390,000	458,720
Pennsylvania Electric 5.20% 4/1/20	625,000	656,434
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	370,000	388,538
		9,140,900
Energy – 4.74%
Chevron 1.162% 3/3/22 ●	2,200,000	2,130,685
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	105,000	106,050
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,904
ConocoPhillips 1.517% 5/15/22 ●	2,050,000	1,928,560
Devon Energy 1.174% 12/15/16 ●	2,465,000	2,430,650

6     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
EnLink Midstream Partners 2.70% 4/1/19	115,000	$106,225
Petroleos Mexicanos
3.50% 7/23/20	185,000	181,670
144A 6.375% 2/4/21 #	75,000	81,171
144A 6.875% 8/4/26 #	105,000	116,130
Petronas Global Sukuk 144A 2.707% 3/18/20 #	320,000	322,428
Regency Energy Partners 5.875% 3/1/22	515,000	526,902
Shell International Finance 1.071% 5/11/20 ●	2,105,000	2,043,481
Statoil 1.08% 11/8/18 ●	2,640,000	2,621,750
Total Capital International 0.973% 6/19/19 ●	645,000	629,405
Woodside Finance 144A 8.75% 3/1/19 #	540,000	621,786
YPF 144A 8.50% 3/23/21 #	170,000	178,075
		14,224,872
Finance Companies – 1.69%
Aviation Capital Group 144A 6.75% 4/6/21 #	430,000	488,050
General Electric Capital
1.013% 5/5/26 ●	1,690,000	1,561,095
1.249% 1/9/20 ●	1,435,000	1,440,324
1.634% 3/15/23 ●	1,050,000	1,048,979
144A 3.80% 6/18/19 #	250,000	266,873
6.00% 8/7/19	215,000	247,112
		5,052,433
Insurance – 0.66%
American International Group 3.30% 3/1/21	210,000	216,733
MetLife 5.25% 12/29/49 ●	375,000	366,075
Prudential Financial
5.375% 5/15/45 ●	295,000	300,236
5.625% 6/15/43 ●	365,000	380,885
Trinity Acquisition 3.50% 9/15/21	180,000	183,892
Voya Financial 5.65% 5/15/53 ●	385,000	361,034
XLIT 6.50% 10/29/49 ●	250,000	175,625
		1,984,480
Natural Gas – 2.78%
Enbridge
1.083% 6/2/17 ●	1,800,000	1,746,952
1.275% 10/1/16 ●	2,700,000	2,681,092
Enterprise Products Operating 7.034% 1/15/68 ●	80,000	82,200
Laclede Group 1.368% 8/15/17 ●	1,320,000	1,315,359
TransCanada PipeLines 1.309% 6/30/16 ●	2,500,000	2,501,157
		8,326,760

NQ-215 [4/16] 6/16 (16799)     7

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 0.94%
CBL & Associates
4.60% 10/15/24	130,000	$119,351
5.25% 12/1/23	95,000	91,580
Corporate Office Properties
3.60% 5/15/23	225,000	213,506
5.25% 2/15/24	575,000	602,122
Crown Castle International 4.45% 2/15/26	175,000	188,348
Education Realty Operating Partnership 4.60% 12/1/24	465,000	466,649
Hospitality Properties Trust 4.50% 3/15/25	460,000	448,649
Kimco Realty 3.40% 11/1/22	70,000	71,761
PLA Administradora Industrial 144A 5.25% 11/10/22 #	205,000	203,975
WP Carey 4.60% 4/1/24	400,000	405,050
		2,810,991
Technology – 1.31%
Apple 3.25% 2/23/26	140,000	146,644
eBay 1.117% 8/1/19 ●	2,635,000	2,568,379
Knowles 144A 3.25% 11/1/21 #	4,000	4,000
National Semiconductor 6.60% 6/15/17	310,000	329,002
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	501,157
Tencent Holdings 144A 3.375% 5/2/19 #	365,000	377,763
		3,926,945
Transportation – 0.45%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	231,327	235,086
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	232,915	237,573
Aviation Capital Group 144A 2.875% 9/17/18 #	90,000	89,953
HPHT Finance 15 144A 2.875% 3/17/20 #	290,000	293,318
Penske Truck Leasing 144A 3.30% 4/1/21 #	190,000	192,243
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	188,546	197,973
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	106,799	109,603
		1,355,749
Utilities – 0.15%
CMS Energy
3.60% 11/15/25	175,000	183,823
6.25% 2/1/20	240,000	274,883
		458,706
Total Corporate Bonds (cost $144,008,407)		143,706,210

8     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 2.04%
Missouri Higher Education Loan Authority
Series 2010-2 A-1 0.00% 8/27/29 ●	28,627	$28,243
New Mexico Educational Assistance
Foundation (Libor Floating)
Series 2010-1 A-3 1.835% 12/1/38 ●	120,000	119,690
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series 2010-1 A-2 1.334% 7/1/30 ●	55,000	55,003
Series 2011-1 A 1.725% 4/1/40 ●	199,163	196,587
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.835% 9/1/37 ●	95,000	94,269
Series 2011-1 A-1 1.785% 6/1/40 ●	484,801	477,389
Pennsylvania Turnpike Commission
Series B-1 1.39% 12/1/21 ●	1,160,000	1,152,089
State of California
Series D 1.005% 12/1/28 ●	2,000,000	2,004,160
University of California
Series Y-1 0.939% 7/1/41 ●	2,000,000	2,000,260
Total Municipal Bonds (cost $6,142,566)		6,127,690

Non-Agency Asset-Backed Securities – 9.47%
American Express Credit Account Master Trust
Series 2013-1 A 0.853% 2/16/21 ●	500,000	501,802
Series 2014-1 A 0.803% 12/15/21 ●	2,000,000	2,001,798
Bank of America Credit Card Trust
Series 2014-A3 A 0.723% 1/15/20 ●	500,000	500,450
Chase Issuance Trust
Series 2013-A6 A6 0.853% 7/15/20 ●	1,625,000	1,626,702
Series 2013-A9 A 0.853% 11/16/20 ●	3,402,000	3,409,629
Series 2014-A5 A5 0.803% 4/15/21 ●	3,595,000	3,596,077
Chesapeake Funding
Series 2012-2A A 144A 0.889% 5/7/24 #●	63,322	63,302
Series 2014-1A A 144A 0.859% 3/7/26 #●	131,616	131,359
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.859% 7/24/20 ●	1,500,000	1,505,399
Series 2013-A7 A7 0.866% 9/10/20 ●	1,700,000	1,704,082
Discover Card Execution Note Trust
Series 2013-A1 A1 0.733% 8/17/20 ●	675,000	674,645
Series 2014-A1 A1 0.863% 7/15/21 ●	1,300,000	1,300,000
Series 2015-A1 A1 0.783% 8/17/20 ●	1,500,000	1,502,475
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.833% 2/15/19 ●	2,000,000	1,999,043

NQ-215 [4/16] 6/16 (16799)     9

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Golden Credit Card Trust
Series 2015-1A A 144A 0.873% 2/15/20 #●	300,000	$299,244
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.836% 4/10/28 #●	131,959	131,674
Nissan Auto Receivables 2016-b Owner Trust
Series 2016-B A2B 0.736% 4/15/19 ●	2,000,000	2,000,999
PFS Financing
Series 2015-AA A 144A 1.053% 4/15/20 #●	500,000	493,910
Toyota Auto Receivables 2016-a Owner Trust
Series 2016-A A2B 0.753% 7/16/18 ●	1,750,000	1,751,750
Trade MAPS 1
Series 2013-1A A 144A 1.136% 12/10/18 #●	3,200,000	3,186,151
Total Non-Agency Asset-Backed Securities
(cost $28,382,313)		28,380,491

Senior Secured Loans – 27.71%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	889,227	804,751
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	1,066,938	1,056,535
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21	1,273,701	1,279,804
Altice Financing Tranche B 1st Lien 5.25% 2/4/22	853,550	855,884
Amaya Holdings 1st Lien 5.00% 8/1/21	1,259,903	1,210,425
American Airlines Tranche B1 1st Lien 3.50% 5/23/19	438,129	438,494
Arnhold & S Bleichroeder Holdings Tranche B 1st Lien
4.75% 12/31/22	728,175	723,624
Atkore International 2nd Lien 7.75% 10/9/21	269,000	252,187
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 2/1/23	1,815,000	1,819,412
Berry Plastics Group 1st Lien 4.00% 10/1/22	306,769	308,073
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	925,570	900,117
Blue Ribbon 1st Lien 5.50% 11/13/21	970,633	968,611
Builders FirstSource Tranche B 1st Lien 6.00% 7/31/22	1,537,919	1,538,640
Calpine Tranche B 1st Lien 4.00% 1/15/23	753,113	751,936
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21	174,000	174,408
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23	523,000	525,848
Charter Communications Operating 3.00% 7/1/20	505,094	504,778
Charter Communications Operating Tranche F
3.00% 1/3/21	937,856	937,051
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	593,844	596,257
Colouroz (Flint Group) 1st Lien 4.50% 9/7/21	528,292	517,286
Colouroz (Flint Group) Tranche C 1st Lien 4.50% 9/7/21	87,333	86,023
CommScope Tranche B 1st Lien 3.83% 12/29/22	625,855	627,681
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/24/22	719,563	707,570

10     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Community Health Systems Tranche F 1st Lien
3.89% 12/31/18	756,700	$754,039
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	228,275	225,222
DAE Aviation Holdings 1st Lien 5.25% 7/7/22	582,075	582,075
DaVita Healthcare Partners Tranche B 1st Lien
3.50% 6/24/21	1,409,888	1,417,084
Emdeon 1st Lien 3.75% 11/2/18	2,016,378	2,015,118
First Data Tranche B 1st Lien
4.19% 7/10/22	1,521,000	1,522,358
4.44% 3/24/21	1,562,625	1,568,289
Flint Group 2nd Lien 8.25% 9/7/22 @	250,000	233,125
FMG Resources August 2006 Pty 1st Lien 4.25% 6/30/19	559,143	529,159
Gardner Denver 1st Lien 4.25% 7/30/20	818,855	767,421
Gates Global 1st Lien 4.25% 7/6/21	1,130,554	1,086,745
GCP Applied Technologies Tranche B 1st Lien
5.25% 2/3/22	465,000	467,712
Green Energy Partners/Stonewall Tranche B 1st Lien
6.50% 11/13/21	568,000	550,960
HCA Tranche B6 1st Lien 3.69% 3/18/23	202,000	203,641
Hilton Worldwide Finance Tranche B2 1st Lien
3.50% 10/25/20	1,960,548	1,968,390
Houghton International 1st Lien 4.25% 12/20/19	1,112,244	1,084,438
Houghton International 2nd Lien 9.75% 12/21/20	195,000	186,713
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/30/22	801,900	797,222
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	854,794	853,458
IBC Capital 1st Lien 4.75% 9/15/21	219,090	209,230
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	541,183	536,786
4.25% 3/31/22	806,846	804,900
JC Penney 1st Lien 6.00% 5/22/18	795,177	796,866
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	1,055,533	1,061,901
KIK Custom Products 1st Lien 6.00% 8/26/22 @	1,386,217	1,347,230
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	370,053	370,377
Kraton Polymers Tranche B 1st Lien 6.00% 1/6/22	1,285,000	1,238,686
Landry’s Tranche B 1st Lien 4.00% 4/24/18	656,100	657,536
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,365,000	2,376,234
LTS Buyer 1st Lien 4.00% 4/13/20	170,188	170,436
LTS Buyer 2nd Lien 8.00% 4/1/21	1,488,075	1,480,635
MacDermid Tranche B 1st Lien 5.50% 6/7/20	890,525	875,846
Marina District Tranche B 1st Lien 6.50% 8/15/18	1,113,308	1,115,744
Mauser Holdings 2nd Lien 8.75% 7/31/22	123,000	111,315

NQ-215 [4/16] 6/16 (16799)     11

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.00% 4/7/23	755,000	$760,663
Micron Technology Tranche B 1st Lien 6.00% 4/26/22	250,000	251,719
Microsemi Tranche B 1st Lien 5.25% 1/15/23	579,353	584,277
Mohegan Tribal Gaming Authority Tranche B
5.50% 6/15/18	1,336,483	1,324,371
MPH Acquisition Tranche B 1st Lien 3.75% 3/31/21	769,452	767,047
NBTY Tranche B 1st Lien 5.00% 5/5/23	1,353,000	1,358,919
Neptune Finco Tranche B 1st Lien 5.00% 10/9/22	625,000	628,828
NRG Energy Tranche B 2.75% 7/1/18	496,164	494,872
Numericable U.S. Tranche B 1st Lien 5.00% 1/31/24	1,630,000	1,642,905
NXP Tranche B1 1st Lien 3.75% 12/7/20	1,177,050	1,182,568
ON Semiconductor Tranche B 1st Lien 5.25% 3/31/23	820,000	825,433
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	400,000	401,250
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	295,000	279,513
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,058,000	1,036,840
PET Acquisition Merger Sub Tranche B1 1st Lien
5.75% 1/26/23	1,182,038	1,190,691
PQ 1st Lien 5.75% 11/4/22	1,458,000	1,468,632
Prime Security Services Borrower 1st Lien 5.50% 5/2/22	675,000	678,270
Prime Security Services Borrower 2nd Lien 9.75% 7/1/22	1,800,000	1,805,400
Reynolds Group Holdings Tranche B 1st Lien
4.50% 12/1/18	1,187,596	1,192,792
Sable International Finance Tranche B1 1st Lien
5.50% 12/2/22	1,060,000	1,065,963
Sable International Finance Tranche B2 1st Lien
5.50% 12/2/22	865,000	866,893
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	598,233	599,479
Scientific Games International 1st Lien 6.00% 10/18/20	375,000	370,313
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	790,000	789,901
SIG Combibloc PurchaseCo Tranche B 1st Lien
4.25% 3/13/22	257,400	257,702
Sinclair Television Group Tranche B1 1st Lien
3.50% 7/31/21	684,825	684,825
Solera Tranche B 1st Lien 5.75% 3/3/23	965,000	971,376
Spectrum Brands 1st Lien 3.50% 6/23/22	479,891	482,590
Stardust Finance Holdings Tranche B 1st Lien
6.50% 3/13/22 @	963,995	962,388
Summit Materials Tranche B 1st Lien 4.00% 7/17/22	580,613	581,277
SUPERVALU 1st Lien 4.50% 3/21/19	440,303	436,371
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	554,400	554,631
Team Health Tranche B 1st Lien 4.50% 11/23/22	1,132,163	1,137,823
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	1,112,213	1,120,137
TransDigm Tranche E 1st Lien 3.50% 5/14/22	198,518	196,905

12     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	580,613	$579,252
Univar USA Tranche B 1st Lien 4.25% 7/1/22	186,065	184,049
Univision Communications 1st Lien 4.00% 3/1/20	1,962,664	1,963,716
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	1,401,466	1,402,967
USI Tranche B 1st Lien 4.25% 12/27/19	677,375	669,973
Western Digital Tranche B 1st Lien 6.25% 3/30/23	630,000	620,944
WideOpen West Finance Tranche B 1st Lien
4.50% 4/1/19	703,017	700,908
Windstream Services Tranche B6 1st Lien 5.75% 3/29/21	442,000	442,737
Total Senior Secured Loans (cost $82,717,821)		83,070,396

Sovereign Bonds – 0.24%Δ
Croatia – 0.07%
Croatia Government International Bond 144A
6.375% 3/24/21 #	200,000	219,413
		219,413
Norway – 0.17%
Kommunalbanken 144A 0.798% 2/20/18 #●	500,000	499,239
		499,239
Total Sovereign Bonds (cost $715,100)		718,652

Supranational Banks – 2.01%
Inter-American Development Bank 0.848% 10/15/20 ●	2,680,000	2,667,843
International Bank For Reconstruction & Development
0.78% 12/16/17 ●	1,515,000	1,514,883
International Finance 0.689% 1/9/19 ●	1,855,000	1,854,714
Total Supranational Banks (cost $6,035,640)		6,037,440

U.S. Treasury Obligations – 0.64%
U.S. Treasury Notes
1.25% 3/31/21	1,740,000	1,737,418
1.625% 2/15/26	180,000	176,885
Total U.S. Treasury Obligations (cost $1,908,778)		1,914,303

NQ-215 [4/16] 6/16 (16799)     13

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Number of
	shares	Value (U.S. $)
Convertible Preferred Stock – 0.01%
Maiden Holdings 7.25% exercise price $15.11, expiration
date 9/15/16	874	$41,393
Total Convertible Preferred Stock (cost $43,349)		41,393

Preferred Stock – 1.58%
General Electric 5.00% ●	864,000	898,560
Integrys Energy Group 6.00% @●	14,900	388,798
PNC Preferred Funding Trust II 144A 1.856% #●	2,500,000	2,156,250
USB Realty 144A 1.775% #@●	1,600,000	1,307,008
Total Preferred Stock (cost $5,061,823)		4,750,616

	Principal amount°
Short-Term Investments – 3.93%
Discount Notes – 2.52%≠
Federal Home Loan Bank
0.168% 5/2/16	1,619,041	1,619,041
0.304% 5/20/16	549,543	549,477
0.322% 5/19/16	136,344	136,328
0.336% 7/22/16	376,741	376,478
0.34% 7/13/16	433,062	432,793
0.346% 7/25/16	267,873	267,680
0.347% 5/18/16	2,733,898	2,733,606
0.373% 5/27/16	733,396	733,273
0.375% 6/8/16	367,036	366,932
0.375% 7/18/16	330,759	330,540
Repurchase Agreements – 1.41%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $999,259 (collateralized by U.S.
government obligations 2.00%–2.50%
2/15/22–11/15/24; market
value $1,019,224)	999,239	999,239
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $1,665,436 (collateralized by U.S.
government obligations 0.00%–8.75%
10/13/16–2/15/46; market value $1,698,706)	1,665,398	1,665,398
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16,
repurchase price $1,572,399 (collateralized by U.S.
government obligations 0.00%–4.75%
5/31/17–2/15/45; market value $1,603,810)	1,572,363	1,572,363
Total Short-Term Investments (cost $11,782,646)		11,783,148

14     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

Total Value of Securities – 101.65%
(cost $305,113,843)	$304,792,000

Liabilities Net of Receivables and Other Assets – (1.65%)	(4,961,834)
Net Assets Applicable to 36,419,638 Shares Outstanding – 100.00%	$299,830,166

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2016, the aggregate value of Rule 144A securities was $47,572,614, which represents 15.87% of the Fund’s net assets.
@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $5,551,155, which represents 1.85% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2016. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2016.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2016.

The following interest rate swap contracts were outstanding at April 30, 2016:

Interest Rate Swap Contracts1

		Fixed	Variable
		Interest Rate	Interest Rate		Unrealized
Counterparty & Swap		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Depreciation)[3]
CME - BOA 10 yr	7,350,000	1.687%	0.637%	4/5/26	$21,133
CME - BOA 3 yr	14,250,000	0.978%	0.637%	4/6/19	20,230
CME - BOA 5 yr	14,830,000	1.200%	0.637%	4/6/21	40,176
CME - BOA 7 yr	10,910,000	1.416%	0.637%	4/6/23	38,454
					$119,993

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-215 [4/16] 6/16 (16799)     15

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

1An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments/(receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
2Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $28,662.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BOA – Bank of America
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
HSBC – Hong Kong Shanghai Bank
REMIC – Real Estate Mortgage Investment Conduit
UBS – Union Bank of Switzerland
yr – Year

16     NQ-215 [4/16] 6/16 (16799)

Notes
Delaware Diversified Floating Rate Fund	April 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-215 [4/16] 6/16 (16799)     17

(Unaudited)

Level 1 – Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 – Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$34,940,509	$—	$34,940,509
Corporate Debt	—	155,407,853	—	155,407,853
Municipal Bonds	—	6,127,690	—	6,127,690
Senior Secured Loans[1]	—	82,033,556	1,036,840	83,070,396
Foreign Debt	—	6,756,092	—	6,756,092
U.S. Treasury Obligations	—	1,914,303	—	1,914,303
Convertible Preferred Stock	41,393	—	—	41,393
Preferred Stock	—	4,750,616	—	4,750,616
Short-Term Investments	—	11,783,148	—	11,783,148

Total Value of Securities	$41,393	$303,713,767	$1,036,840	$304,792,000
Swap Contracts	—	119,993	—	119,993

18     NQ-215 [4/16] 6/16 (16799)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.75%	1.25%	100.00%

During the period ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-215 [4/16] 6/16 (16799)     19

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: